Transactions with related parties and affiliated entities - Summary of outstanding balances between related parties (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Instruments at fair value through profit or loss
Financial assets at fair value through profit or loss	S/ 1,714,641	S/ 2,448,793
Investments at fair value through other comprehensive income
Loans, net	46,520,382	45,502,998	S/ 43,005,583
Liabilities
Deposits and obligations	49,188,234	48,530,708	S/ 48,897,944
Off-balance sheet accounts
Indirect loans	4,743,480	4,487,347
Related parties [member]
Instruments at fair value through profit or loss
Financial assets at fair value through profit or loss	1,165	99
Investments at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	64,229	58,378
Loans, net	1,686,288	1,317,453
Other assets	21,260	32,043
Liabilities
Deposits and obligations	1,066,505	1,040,975
Other liabilities	6,522	3,215
Off-balance sheet accounts
Indirect loans	76,652	89,707
UTP [Member]
Investments at fair value through other comprehensive income
Trade receivables	S/ 87,902	S/ 117,273